UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7118

        Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	B1	$244,013
415	5.125%, 1/01/37	1/15 at 100.00	B1	206,346

895	Total Consumer Discretionary			450,359

	Consumer Staples – 2.5% (1.7% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,520	4.750%, 6/01/34	6/17 at 100.00	BBB	1,344,647
5,300	5.000%, 6/01/41	6/17 at 100.00	BBB	2,779,638

7,820	Total Consumer Staples			4,124,285

	Education and Civic Organizations – 14.8% (9.8% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	A	1,155,769
	5.000%, 12/01/24 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	349,250
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	244,566
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	AA	1,982,198
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	AA	3,035,201
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA	107,598
	2004L, 5.125%, 7/01/19 – MBIA Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A2	901,693
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,375	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A	1,478,689
725	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A	771,378
1,530	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A	1,592,868
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	AA	1,775,169
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AA	1,064,222
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	A3	267,408
	5.500%, 7/01/23 – RAAI Insured
1,405	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A,	6/09 at 101.00	Aaa	1,421,284
	5.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)
985	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	1,017,121
	6.000%, 6/01/15 – MBIA Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AAA	2,003,320
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child	4/13 at 100.00	A	1,951,877
	Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	AA	835,800
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – MBIA Insured
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	A	2,242,763
	12/01/31 – AMBAC Insured

25,210	Total Education and Civic Organizations			24,198,174

	Financials – 0.7% (0.5% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,127,340
	Project, Series 2002, 5.750%, 10/01/21

	Health Care – 18.7% (12.3% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
185	5.000%, 2/15/25	2/15 at 100.00	BBB	127,426
620	5.750%, 2/15/34	8/14 at 100.00	BBB	420,100
1,120	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	988,142
	Series 2008A, 5.000%, 7/01/27
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	1,287,849
	Medical Center, Series 2007, 5.000%, 7/01/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26	7/13 at 100.00	Baa1	607,770
1,670	5.375%, 7/01/33	7/13 at 100.00	Baa1	1,281,942
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	184,824
	Hospital, Series 2005A, 5.500%, 7/01/36
2,900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University	1/10 at 101.00	A3	2,720,345
	Medical Center, Series 2000, 6.000%, 1/01/34
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	514,521
	Center, Series 2006B, 5.000%, 7/01/36
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	304,849
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,173,415
	Obligated Group, Series 2001, 5.625%, 7/01/31
1,700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	1,737,638
	Obligated Group, Series 1999, 5.625%, 7/01/12 – FSA Insured
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BB+	327,179
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	BBB+	727,240
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	Baa2	874,489
	Care System, Series 2006A, 5.000%, 7/01/29
1,675	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	BBB+	1,445,575
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	A	2,022,680
	Hospital Obligated Group, Series 2000, 5.750%, 7/01/15 – AMBAC Insured
1,875	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	952,050
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
1,245	5.000%, 7/01/36	7/16 at 100.00	A3	944,967
1,155	5.000%, 7/01/46	7/16 at 100.00	A3	841,764
2,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	2,055,576
	Hospital, Series 2000A, 6.875%, 7/01/20
630	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A+	620,437
	Medical Center, Series 2002, 5.750%, 7/01/25
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	BBB+	1,508,425
	Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured
2,160	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	2,057,702
	2007-I, 5.000%, 7/01/38 – AGC Insured
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/09 at 100.50	A3	2,668,497
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18

35,150	Total Health Care			30,395,402

	Housing/Multifamily – 0.4% (0.3% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds,	11/12 at 100.00	Aaa	317,774
	Mount Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)
300	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	4/09 at 100.00	N/R	301,071
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11

640	Total Housing/Multifamily			618,845

	Housing/Single Family – 1.7% (1.1% of Total Investments)
	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds,
	Series 1997U:
1,455	5.700%, 10/01/14 – MBIA Insured (Alternative Minimum Tax)	4/09 at 100.75	Aaa	1,467,426
385	5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)	4/09 at 100.75	Aaa	377,904
430	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	No Opt. Call	Aaa	439,056
	2000CC, 4.600%, 10/01/09 – MBIA Insured
605	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	473,273
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)

2,875	Total Housing/Single Family			2,757,659

	Industrials – 0.4% (0.2% of Total Investments)
575	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	577,260
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29
	(Mandatory put 12/01/09)

	Long-Term Care – 1.4% (0.9% of Total Investments)
1,095	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	628,245
	Evergreens Project, Series 2007, 5.625%, 1/01/38
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens	11/14 at 100.00	N/R	566,573
	at Wards Homestead, Series 2004A, 5.800%, 11/01/31
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	1,000,110
	Jersey, Series 2001, 5.500%, 6/01/21

2,845	Total Long-Term Care			2,194,928

	Tax Obligation/General – 10.0% (6.6% of Total Investments)
2,460	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School	No Opt. Call	AA	2,871,214
	District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A1	2,572,525
	AMBAC Insured
	New Jersey, General Obligation Bonds, Series 1992D:
2,580	6.000%, 2/15/11	No Opt. Call	AA	2,815,012
1,560	6.000%, 2/15/13	No Opt. Call	AA	1,801,301
4,000	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%,	No Opt. Call	AA	4,269,320
	9/01/12 – FGIC Insured
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	Baa1	1,920,068
	AMBAC Insured

14,880	Total Tax Obligation/General			16,249,440

	Tax Obligation/Limited – 41.2% (27.3% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,085,060
	Administration Complex Project, Series 2005, 5.000%, 11/15/26 (4)
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa3	5,905,352
	12/15/19 – FSA Insured
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	A1	1,276,610
	2007, 5.250%, 12/15/22 – AMBAC Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,439,228
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,214,483
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,715,245
1,000	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund	9/13 at 100.00	AAA	1,121,510
	Revenue Bonds, Series 2003, 5.250%, 9/15/16
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	AA–	3,504,027
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,155	5.500%, 6/15/24	6/12 at 100.00	BBB	907,160
2,540	5.750%, 6/15/34	6/14 at 100.00	BBB	1,839,773
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AA	3,575,392
	2004A, 5.250%, 7/01/15 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	90,206
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	139,517
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	1,028,181
2,310	5.000%, 9/01/37	9/17 at 100.00	AA–	2,056,362
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,631,845
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	2,538,956
3,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AA–	2,772,000
500	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	451,785
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AA	1,616,235
	5.500%, 3/01/22 – MBIA Insured
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	3,359,400
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,875	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	AA	1,971,281
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AA	448,516
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AA	790,025
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA	3,063,580
	5.500%, 12/15/16 – MBIA Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	AA	2,220,520
	5.250%, 12/15/18 – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,198,434
	5.000%, 6/15/19 – FSA Insured
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,843,174
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
8,090	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	2,326,441
6,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	1,481,880
4,000	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	861,640
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA–	3,999,760
	5.000%, 12/15/26 – AMBAC Insured
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	569,728
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	3/13 at 100.00	Aa1	2,613,048
	Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – FSA Insured
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series	6/13 at 100.00	Aa1	2,518,374
	2003, 5.000%, 6/15/23

79,635	Total Tax Obligation/Limited			67,174,728

	Transportation – 18.3% (12.1% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AA	2,763,475
	5.250%, 6/01/20 – MBIA Insured
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	AA	2,450,625
	1/01/27 – MBIA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
565	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AA	700,470
345	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A	427,721
5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AA	6,050,839
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	Aa3	2,686,943
	Facility, Series 2005, 5.000%, 4/15/35 – FSA Insured
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	4,035,000
	Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	561,986
	Eighth Series 2008, Trust 2920, 16.656%, 8/15/32 – FSA Insured (IF)
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	987,070
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	1,981,960
	Twenty-Fifth Series 2002, 5.000%, 4/15/32 – FSA Insured
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/09 at 101.00	AA	6,471,679
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Baa2	740,121
	Series 2003, 5.000%, 10/01/24 – FGIC Insured

31,095	Total Transportation			29,857,889

	U.S. Guaranteed – 26.8% (17.7% of Total Investments) (5)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	Aa2 (5)	2,454,372
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – MBIA Insured
130	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa3 (5)	152,031
	12/15/19 (Pre-refunded 12/15/13) – FSA Insured
	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds,
	Series 2003:
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	Baa1 (5)	1,158,960
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	AAA	1,158,960
2,410	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	3,105,044
	1993, 8.000%, 9/15/18 (ETM)
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AA (5)	712,739
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA (5)	1,346,875
	2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – MBIA Insured
2,080	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A2 (5)	2,460,328
	2005F, 5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	AA (5)	467,944
	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A3 (5)	3,442,890
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	A3 (5)	1,447,495
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
545	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (5)	601,615
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
4,445	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/09 at 100.75	A (5)	4,272,090
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
465	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	591,136
195	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA (5)	251,509
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A (5)	154,775
6,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	7,844,404
1,760	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	2,095,016
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA (5)	877,643
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35	7/15 at 100.00	AAA	2,536,188
	(Pre-refunded 7/01/15) – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
3,350	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,547,818
2,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,629,890
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Baa2 (5)	405,636
	Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured

38,050	Total U.S. Guaranteed			43,715,358

	Utilities – 0.7% (0.5% of Total Investments)
1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	1,203,475
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

	Water and Sewer – 13.3% (8.8% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds,
	Series 2003A:
1,450	5.000%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,428,120
1,250	5.000%, 4/01/24 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,092,613
1,000	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series	No Opt. Call	A	1,115,840
	1993, 6.250%, 1/01/14 – AMBAC Insured
3,100	New Jersey Economic Development Authority, Water Facilities Revenue Refunding Bonds,	3/09 at 100.00	Baa1	2,600,807
	Hackensack Water Company, Series 1994B, 5.900%, 3/01/24 – MBIA Insured
	(Alternative Minimum Tax)
6,950	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/11 at 101.00	AAA	7,639,022
	2001A, 4.750%, 9/01/20
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AA	1,643,367
	2005, 5.000%, 8/01/31 – MBIA Insured
3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	N/R	3,646,545
	5.250%, 8/01/19 – FGIC Insured
820	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series	No Opt. Call	Aa2	883,058
	1993B, 5.450%, 12/01/12
1,500	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	A	1,689,045
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured

21,220	Total Water and Sewer			21,738,417

$ 263,640	Total Investments (cost $255,876,877) – 151.2%			246,383,559

	Other Assets Less Liabilities – 5.0%			8,217,479

	Preferred Shares, at Liquidation Value – (56.2)% (6)			(91,600,000)

	Net Assets Applicable to Common Shares – 100%			$163,001,038

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and during the period this Portfolio of Investments was prepared there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives entered into by the Fund during the period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$246,383,559	$ —	$246,383,559

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $255,688,697.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 9,942,463
Depreciation	(19,247,601)

Net unrealized appreciation (depreciation) of investments	$ (9,305,138)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009